Derivatives and Hedging, Effect of Trading Activities on the Statements of Financial Condition (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Futures and Forward Contracts [Abstract]
Net unrealized gain on open contracts	$ 8,014,894	$ 4,254,515
Unrealized currency loss	(284,357)	(494,825)
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	31,900,455	(9,904,462)	(59,260,559)
Unrealized currency gain (loss)	210,469	(148,604)	(161,590)
Net realized	28,140,076	(8,986,897)	(56,127,142)
Net change in unrealized	3,760,379	(917,565)	(3,133,417)
Total Trading Results	31,900,455	(9,904,462)	(59,260,559)
Commodity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	4,744,029	(25,656,631)	(13,224,390)
Equity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	46,697,833	11,644,684	(33,865,845)
Foreign Currency [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(3,283,896)	(10,314,789)	(28,960,337)
Interest Rate [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(16,467,980)	14,570,878	16,951,603
Futures and Forward Contracts [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain on open contracts	8,299,251	4,749,340
Futures and Forward Contracts [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain on open contracts	1,241,379	(1,113,942)
Average number of contracts outstanding	3,708	3,749
Futures and Forward Contracts [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain on open contracts	5,503,435	4,093,148
Average number of contracts outstanding	3,144	3,326
Futures and Forward Contracts [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain on open contracts	2,541,443	1,243,653
Average number of contracts outstanding	7,647	16,674
Futures and Forward Contracts [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain on open contracts	(987,006)	526,481
Average number of contracts outstanding	8,798	12,900
Futures and Forward Contracts [Member] | Long [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	7,839,332	8,588,553
Unrealized loss	(3,421,834)	(3,442,256)
Futures and Forward Contracts [Member] | Long [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	384,705	802,059
Unrealized loss	(1,445,582)	(191,225)
Futures and Forward Contracts [Member] | Long [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	6,045,517	5,120,882
Unrealized loss	0	(854,526)
Futures and Forward Contracts [Member] | Long [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,399,755	1,218,559
Unrealized loss	(184,321)	(1,476,258)
Futures and Forward Contracts [Member] | Long [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	9,355	1,447,053
Unrealized loss	(1,791,931)	(920,247)
Futures and Forward Contracts [Member] | Short [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	5,634,048	2,518,450
Unrealized loss	(1,752,295)	(2,915,407)
Futures and Forward Contracts [Member] | Short [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	2,808,187	966,315
Unrealized loss	(505,931)	(2,691,091)
Futures and Forward Contracts [Member] | Short [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	440	0
Unrealized loss	(542,522)	(173,208)
Futures and Forward Contracts [Member] | Short [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,526,651	1,552,135
Unrealized loss	(200,642)	(50,783)
Futures and Forward Contracts [Member] | Short [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,298,770	0
Unrealized loss	$ (503,200)	$ (325)